Other non-current assets	12 Months Ended
Dec. 31, 2024
Other non-current assets
Other non-current assets

11. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Deposits	1,813	5,765	790
Receivables from employees	8,551	4,125	562
Long-term prepayments to a supplier (a)	29,341	—	—
Receivables for disposal of subsidiaries (Note 4)	5,850	9,318	1,279
Others	10,405	—	—
Total	55,960	19,208	2,631

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

The Group recognized a reversal of provision for non-current assets of RMB2,979, RMB283, and RMB655 for the years ended December 31, 2022, 2023 and 2024. The following table summarized the details of the Group’s provision:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	10,944	7,965	7,682	1,082
Addition	1,894	682	820	112
Write-offs	—	—	(4,574)	(627)
Reversal	(4,873)	(965)	(1,475)	(202)
Balance at the end of year	7,965	7,682	2,453	336